Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Taxes [line items]
Assets	$ 1,969	$ 2,019
Liabilities	(12,204)	(12,627)
Net	(10,235)	(10,607)	$ (11,105)
Netting by taxable entity, Assets	(1,743)	(1,771)
Netting by taxable entity, Liabilities	1,743	1,771
Net deferred tax assets/(liabilities), Assets	1,969	2,019
Net deferred tax assets/(liabilities), Liabilities	(12,204)	(12,627)
Property, Plant and Equipment [member]
Disclosure Of Deferred Taxes [line items]
Assets	91	398
Liabilities	(2,113)	(2,487)
Net	(2,023)	(2,089)
Intangibles [member]
Disclosure Of Deferred Taxes [line items]
Assets	60	106
Liabilities	(9,796)	(10,007)
Net	(9,736)	(9,901)
Inventory [member]
Disclosure Of Deferred Taxes [line items]
Assets	88	86
Liabilities	(66)	(65)
Net	22	22
Trades and Other Receivables [member]
Disclosure Of Deferred Taxes [line items]
Assets	48	62
Net	48	62
Interest Bearing Loans and Borrowings [member]
Disclosure Of Deferred Taxes [line items]
Assets	905	858
Liabilities	(628)	(603)
Net	277	255
Employee Benefits [member]
Disclosure Of Deferred Taxes [line items]
Assets	577	648
Liabilities	(8)	(8)
Net	569	640
Provisions [member]
Disclosure Of Deferred Taxes [line items]
Assets	511	525
Liabilities	(19)	(30)
Net	492	495
Derivatives [member]
Disclosure Of Deferred Taxes [line items]
Assets	11	13
Liabilities	(118)	(46)
Net	(107)	(33)
Other Items [member]
Disclosure Of Deferred Taxes [line items]
Assets	407	312
Liabilities	(1,198)	(1,152)
Net	(792)	(840)
Loss Carry Forwards [member]
Disclosure Of Deferred Taxes [line items]
Assets	1,015	782
Net	1,015	782
Gross Deferred Tax Assets/(Liabilities) [member]
Disclosure Of Deferred Taxes [line items]
Assets	3,713	3,790
Liabilities	(13,947)	(14,398)
Net	$ (10,235)	$ (10,607)